State Street Bank and Trust Company

Legal Administration Services Department

P.O. Box 5049

Boston, MA 02206-5049

March 2, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Office of Filings, Information & Consumer Services

Re:                               AARP Funds (the “Trust”), File No. 333-129081

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Trust’s Prospectus and Statements of Additional Information dated March 1, 2007 do not differ from that contained in Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on February 28, 2007.

If you have any questions, please contact me at (617) 662-3239.

Sincerely,

/s/ Michael Hill

Michael Hill
Paralegal

cc:	M. Duffy (AARP Financial Incorporated)
R. Sherley (Dechert LLP)